MATERIAL PARTLY-OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
MATERIAL PARTLY-OWNED SUBSIDIARIES	MATERIAL PARTLY-OWNED SUBSIDIARIES

Name	Non-controlling interest holding			Country of incorporation and operation
	2022	2021	2020
Cerro Vanguardia S.A. (CVSA)	7.5%	7.5%	7.5%	Argentina
Société AngloGold Ashanti de Guinée S.A. (Siguiri)	15%	15%	15%	Republic of Guinea

Financial information of subsidiaries that have material non-controlling interests are provided below:

	US Dollars
Figures in millions	2022	2021	2020
Profit (loss) allocated to material non-controlling interests
CVSA	7	5	8
Siguiri	12	19	10
Accumulated balances of material non-controlling interests
CVSA	11	11	14
Siguiri	23	41	31

Summarised financial information of subsidiaries is as follows. The information is based on amounts including inter-company balances.

	US Dollars
Figures in millions	CVSA	Siguiri

Statement of profit or loss for 2022
Revenue	395	591
Profit (loss) for the year	101	78
Total comprehensive income (loss) for the year, net of tax	101	78
Attributable to non-controlling interests	7	12
Dividends paid to non-controlling interests	(7)	(15)

Statement of profit or loss for 2021
Revenue	371	546
Profit (loss) for the year	75	124
Total comprehensive income (loss) for the year, net of tax	75	124
Attributable to non-controlling interests	5	19
Dividends paid to non-controlling interests	(8)	(8)

Statement of profit or loss for 2020
Revenue	440	453
Profit (loss) for the year	84	68
Total comprehensive income (loss) for the year, net of tax	84	68
Attributable to non-controlling interests	8	10
Dividends paid to non-controlling interests	(6)	(3)

	US Dollars
Figures in millions	CVSA	Siguiri

Statement of financial position as at 31 December 2022
Non-current assets	256	199
Current assets (1)	260	248
Non-current liabilities	(144)	(131)
Current liabilities	(225)	(165)
Total equity	147	151

Statement of financial position as at 31 December 2021
Non-current assets	240	229
Current assets(1)	252	234
Non-current liabilities	(132)	(68)
Current liabilities	(218)	(122)
Total equity	142	273

Statement of financial position as at 31 December 2020
Non-current assets	202	233
Current assets(1)	254	224
Non-current liabilities	(123)	(138)
Current liabilities	(150)	(117)
Total equity	183	202

Statement of cash flows for the year ended 31 December 2022
Cash inflow (outflow) from operating activities	142	140
Cash inflow (outflow) from investing activities	(5)	(27)
Cash inflow (outflow) from financing activities	(94)	(98)
Net increase (decrease) in cash and cash equivalents	43	15

Statement of cash flows for the year ended 31 December 2021
Cash inflow (outflow) from operating activities	165	197
Cash inflow (outflow) from investing activities	(23)	(38)
Cash inflow (outflow) from financing activities	(112)	(143)
Net increase (decrease) in cash and cash equivalents	30	16

Statement of cash flows for the year ended 31 December 2020
Cash inflow (outflow) from operating activities	169	63
Cash inflow (outflow) from investing activities	(16)	(30)
Cash inflow (outflow) from financing activities	(59)	(11)
Net increase (decrease) in cash and cash equivalents	94	22
(1) CVSA had a cash balance equivalent to $116m (2021: $139m; 2020: $137m), following the payment to AngloGold Ashanti of $17m (2021: $19m; 2020: nil) offshore dividends (net of withholding taxes). The remaining declared attributable dividend of $120m (2021: $131m; 2020: $50m) is available for payment to AngloGold Ashanti's offshore and onshore investment holding companies. Applications have been made to the Argentinean Central Bank to approve the payment of $105m (2021: $114m; 2020: $11m) of the offshore declared dividends related to the 2019, 2020 and 2021 financial years. While the approval is pending, the cash remains fully available for CVSA’s operational requirements.